PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Storage & other(1)	Total(2)
As at December 31, 2019	$26,024	$4,258	$197	$235	$30,714
Additions(3)	316	12	72	1	401
Items recognized through OCI
Foreign currency translation	(1,777)	(342)	(5)	(55)	(2,179)
Items recognized through net income
Changes in fair value	(4)	(3)	(4)	—	(11)
Depreciation	(254)	(130)	(7)	(7)	(398)
As at June 30, 2020(4)	$24,305	$3,795	$253	$174	$28,527

(1)	Includes biomass and cogeneration.

(2)	Includes intangible assets of $8 million (2019: $10 million) and assets under construction of $397 million (2019: $334 million).

(3)	Brookfield Renewable exercised the option to buy out the lease on its 192 MW hydroelectric facility in Louisiana and recognized an $247 million adjustment to its corresponding right-of-use asset.

(4)
Includes right-of-use assets not subject to revaluation of $63 million (2019: $71 million) in our hydroelectric segment, $50 million (2019: $51 million) in our wind segment, $1 million (2019: nil) in our solar segment, and $3 million (2019: $3 million) in our storage & other segment.